INTANGIBLE ASSETS - Schedule of Intangible Assets by Operating Segment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 38,411	$ 30,609	$ 24,658
Private Equity [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	25,032	14,806
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11,822	14,214
Real Estate
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,202	1,226
Renewable Power and Transition and other
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 355	$ 363